CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Cash and cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
(i) Other investments
Other deposits with maturity of more than three months	$ 2,160,051		$ 1,975,646
Other investments - Current	2,160,051		1,975,646
(ii) Cash and cash equivalents
Cash and banks	456,385		492,684
Restricted cash	2,746		3,129		$ 30
Short-term bank deposits	413,965		478,778
Other deposits with maturity of less than three months	818,167		871,422
Cash and cash equivalents	$ 1,691,263	[1]	$ 1,846,013	[1]	$ 1,653,355	[1]	$ 1,276,605

[1]	It includes restricted cash of $2,746, $3,129 and $30 as of December 31, 2024, 2023 and 2022, respectively. In addition, the Company had other investments with a maturity of more than three months for $2,182,874, $2,186,420 and $1,975,490 as of December 31, 2024, 2023 and 2022, respectively.